Note 4 - Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Balance beginning of the year		$ 20,790	$ 19,036
Reclassification of certain income tax effects from accumulated other comprehensive income
Balance end of the year		22,185	20,790
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Balance beginning of the year	[1]	(38)	(12)
Other comprehensive income (loss) before reclassifications	[1]	25	(26)
Amount reclassified from accumulated other comprehensive loss	[1]
Total other comprehensive income (loss)	[1]	25	(26)
Reclassification of certain income tax effects from accumulated other comprehensive income	[1]	(2)
Balance end of the year	[1]	$ (15)	$ (38)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.